UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:  9/30/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

September 30, 2013

1-888-985-9830

www.pinnacletacticalfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

PINNACLE TACTICAL ALLOCATION FUND

PORTFOLIO REVIEW (Unaudited)

September 30, 2013

         The Fund’s performance figures* for the period ending September 30, 2013, compared to its benchmark:

Inception** - September 30, 2013
Pinnacle Tactical Allocation Fund – Class A	4.20%
Pinnacle Tactical Allocation Fund – Class A with load	(1.79)%
Pinnacle Tactical Allocation Fund – Class C	4.20%
Pinnacle Tactical Allocation Fund – Class I	4.30%
Barclays Global Aggregate Bond Index	2.60%
MSCI World Index NR USD	5.45%
Blended Benchmark Index***	4.32%

* Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   The Fund’s total annual operating expenses are 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for Class I shares per the May 15, 2013 prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-985-9830.

** Inception date is June 3, 2013.

The Barclays Global Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U. S. bond market.

The “MSCI World Index NR USD” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

*** The Blended Benchmark Index represents a blend of 60% MSCI World Index NR USD and 40% Barclays Global Aggregate Index.

PINNACLE TACTICAL ALLOCATION FUND

PORTFOLIO REVIEW (Unaudited) (Continued)

September 30, 2013

 The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	65.7%
Debt Funds	11.3%
Commodity Funds	3.5%
Short-Term Investment	29.1%
Liabilities in Excess of Other Assets	(9.6%)
100.0%

Pinnacle Tactical Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares		Value
	EXCHANGE TRADED FUNDS - 80.5%
	COMMODITY FUND- 3.5%
6,055	PowerShares DB Commodity Index Tracking Fund *	$ 155,977

	DEBT FUNDS- 11.3%
745	iShares Core Total US Bond Market ETF	79,864
842	iShares iBoxx $ High Yield Corporate Bond ETF	77,094
2,050	iShares U.S. Preferred Stock ETF	77,900
4,645	PowerShares Senior Loan Portfolio	114,639
1,160	ProShares Short 20+ Year Treasury *	37,155
3,766	SPDR Barclays Short Term High Yield Bond ETF	115,014
		501,666

	EQUITY FUNDS- 65.7%
1,897	Fidelity NASDAQ Composite Index Tracking Stock ETF	281,686
7,860	First Trust Consumer Staples AlphaDEX Fund	258,515
5,625	First Trust Dow Jones Internet Index Fund *	302,456
5,320	First Trust Dow Jones Select Microcap Index Fund	152,631
27,664	First Trust Global Wind Energy ETF	289,089
4,273	First Trust Health Care AlphaDEX Fund	185,106
5,425	First Trust NASDAQ-100 Technology Index Fund	175,661
3,485	First Trust Small Cap Core AlphaDEX Fund	152,694
1,000	First Trust US IPO Index Fund	41,150
5,500	Global X Top Guru Holdings Index ETF	124,960
8,334	Guggenheim Raymond James SB-I Equity ETF	255,937
2,990	iShares MSCI EAFE Small-Cap ETF	144,955
2,570	iShares S&P Small-Cap 600 Growth ETF	278,485
7,452	PowerShares Buyback Achievers Portfolio	291,150
		2,934,475

	TOTAL EXCHANGE TRADED FUNDS (Cost $3,488,361)	3,592,118

	SHORT-TERM INVESTMENT - 29.1%
	MONEY MARKET FUND - 29.1%
1,300,920	Fidelity Institutional Money Market Funds-
	Government Portfolio, to yield 0.14% + (Cost $1,300,920)	1,300,920

	TOTAL INVESTMENTS - 109.6% (Cost $4,789,281) (a)	$ 4,893,038
	LIABILITIES IN EXCESS OTHER ASSETS - (9.6%)	(428,864)
	NET ASSETS - 100.0%	$ 4,464,174

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $4,789,281 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 115,129
	Unrealized depreciation:	(11,372)
	Net unrealized appreciation:	$ 103,757
* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on September 30, 2013.

See accompanying notes to financial statements.

PINNACLE TACTICAL ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2013 (Unaudited)

ASSETS
Investment in securities at value (identified cost $4,789,281)	$ 4,893,038
Receivable due from Adviser	11,684
Dividends and interest receivable	52
TOTAL ASSETS	4,904,774

LIABILITIES
Payable for investments purchased	422,301
Distribution (12b-1) fees payable	477
Fees payable to other affiliates	6,821
Accrued expenses and other liabilities	11,001
TOTAL LIABILITIES	440,600
NET ASSETS	$ 4,464,174

Net Assets Consist Of:
Paid in capital	$ 4,318,172
Accumulated net investment loss	(2,156)
Accumulated net realized gain from security transactions	44,401
Net unrealized appreciation on investments	103,757
NET ASSETS	$ 4,464,174

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 1,574,786
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	151,126
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 10.42
Maximum offering price per share (maximum sales charge of 5.75%)	$ 11.06

Class C Shares:
Net Assets	$ 640,356
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	61,457
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.42

Class I Shares:
Net Assets	$ 2,249,032
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	215,719
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.43

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

See accompanying notes to financial statements.

PINNACLE TACTICAL ALLOCATION FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2013*

INVESTMENT INCOME
Dividends	$ 8,624
Interest	143
TOTAL INVESTMENT INCOME	8,767

EXPENSES
Investment advisory fees	7,813
Distribution (12b-1) fees:
Class A	999
Class C	146
Professional fees	11,873
Accounting services fees	9,534
Administrative services fees	9,216
Transfer agent fees	8,898
Compliance officer fees	5,839
Printing and postage expenses	3,115
Registration fees	2,931
Custodian fees	1,907
Trustees fees and expenses	1,589
Insurance expense	636
Other expenses	1,557
TOTAL EXPENSES	66,053

Less: Fees waived and expenses reimbursed by the Adviser	(55,130)

NET EXPENSES	10,923
NET INVESTMENT LOSS	(2,156)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	44,401
Net change in unrealized appreciation on investments	103,757
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	148,158

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 146,002

** The Pinnacle Tactical Allocation Fund commenced operations on June 3, 2013.

See accompanying notes to financial statements.

PINNACLE TACTICAL ALLOCATION FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30,
2013**
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (2,156)
Net realized gain from security transactions	44,401
Net change in unrealized appreciation on investments	103,757
Net increase in net assets resulting from operations	146,002

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,477,552
Class C	640,610
Class I	2,200,010
Net increase in net assets resulting from shares of beneficial interest	4,318,172

TOTAL INCREASE IN NET ASSETS	4,464,174

NET ASSETS
Beginning of Period	-
End of Period	$ 4,464,174
*Includes accumulated net investment loss of:	$ (2,156)

SHARE ACTIVITY
Class A:
Shares Sold	151,126
Net increase in shares of beneficial interest outstanding	151,126

Class C:
Shares Sold	61,457
Net increase in shares of beneficial interest outstanding	61,457

Class I:
Shares Sold	215,719
Net increase in shares of beneficial interest outstanding	215,719

** The Pinnacle Tactical Allocation Fund commenced operations on June 3, 2013.

See accompanying notes to financial statements.

PINNACLE TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A		Class C		Class I
Period Ended September 30, 2013 (1)	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.00		$ 10.00		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.02)		(0.02)		(0.00)	(8)
Net realized and unrealized
gain on investments	0.44		0.44		0.42
Total from investment operations	0.42		0.42		0.42

Net asset value, end of period	$ 10.42		$ 10.42		$ 10.42

Total return (3)	5.10%	(7)	5.10%	(7)	5.20%	(7)

Net assets, at end of period (000s)	$ 1,575		$ 640		$ 2,249

Ratio of gross expenses to average
net assets (4)(6)	8.34%	(5)	9.59%	(5)	8.59%	(5)
Ratio of net expenses to average
net assets (6)	1.49%	(5)	2.24%	(5)	1.24%	(5)
Ratio of net investment loss
to average net assets (6)	(0.60)%	(5)	(0.47)%	(5)	0.08%	(5)

Portfolio Turnover Rate	72%	(7)	72%	(7)	72%	(7)

(1)	The Pinnacle Tactical Allocation Fund's Class A, Class C and Class I shares commenced operations on June 3, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7) Not annualized.
(8) Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

PINNACLE TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2013

1.

ORGANIZATION

The Pinnacle Tactical Allocation Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is to seek high total return with reasonable risk. The Fund commenced operations on June 3, 2013.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Investments in open-end investment companies are valued at net asset value.  Options contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the mean price between the current bid and asked price.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than

PINNACLE TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;

PINNACLE TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,592,118	$ -	$ -	$ 3,592,118
Short-Term Investment	1,300,920	-	-	1,300,920
Total	$ 4,893,038	$ -	$ -	$ 4,893,038

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

PINNACLE TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

Security transactions and related income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide

PINNACLE TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended September 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $5,168,473 and $1,724,514 respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Pinnacle Family Advisors, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until July 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.49% per annum of Class A average daily net assets, 2.24% per annum for Class C average daily net assets, and 1.24% per annum for Class I average daily net assets.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.49%, 2.24% and 1.24% of average daily net assets, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.49%, 2.24% and 1.24% of average daily net assets for Class A, Class C and Class I, respectively. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 1.49%, 2.24% and 1.24% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

PINNACLE TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

The following amount is subject to recapture by the fund by the following date:

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A shares and Class C shares respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $999 in distribution fees for Class A shares and $146 in distribution fees for Class C shares were incurred during the period ended September 30, 2013.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares for the period ended September 30, 2013, the Distributor received $0 from front-end sales charges.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

PINNACLE TACTICAL ALLOCATION FUND

EXPENSE EXAMPLES (Unaudited)

September 30, 2013

As a shareholder of the Pinnacle Tactical Allocation Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Pinnacle Tactical Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 3, 2013 through September 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 6/3/13	Ending Account Value 9/30/13	Expenses Paid During Period* 6/3/13– 9/30/13	Expense Ratio During Period** 6/3/13 – 9/30/13
Class A	$1,000.00	$1,051.00	$4.98	1.49%
Class C	1,000.00	1,051.00	7.49	2.24
Class I	1,000.00	1,052.00	4.15	1.24

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period* 4/1/13 – 9/30/13	Expense Ratio During Period** 4/1/13 – 9/30/13
Class A	$1,000.00	$1,017.60	$7.54	1.49%
Class C	1,000.00	1,013.84	11.31	2.24
Class I	1,000.00	1,018.85	6.28	1.24

*”Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (119) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).

**Annualized.

PINNACLE TACTICAL ALLOCATION FUND

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2013

Approval of Advisory Agreement – Pinnacle Tactical Allocation Fund *

In connection with a meeting held on February 14, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between Pinnacle Family Advisers, LLC (“PFA”) and the Trust, with respect to the Pinnacle Tactual Allocation Fund (“Pinnacle”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreement.

Nature, Extent & Quality of Service.  The Board noted that the key personnel of PFA each have more than 10 years of experience in financial services, and prior to forming PFA worked for prestigious financial institutions.  The Board noted that in coordinating the investment decisions of Pinnacle, PFA will provide ongoing research and analysis of major asset class ETF’s in equity, fixed income and commodities that are screened for performance and volatility in support of a systematic and tactical investment process.  The Board noted that PFA will actively market Pinnacle to both brokers and advisers through already established relationships and additional platforms that are currently being negotiated.  The Board further noted that PFA monitors not only investment performance, but also investment volatility which enables the PFA to react to changes in the market and make changes to Fund allocations in an attempt to eliminate underperforming asset classes.  The Board concluded that PFA demonstrated that it can provide quality service to the shareholder.

Performance.  The Board noted that Pinnacle has not commenced operations; however, the Board considered the performance of a composite of advisory accounts managed by PFA noting it returned a respectable 7.24% for one year, but underperformed the Morningstar Global Allocation benchmark during the period.  The Board noted that PFA explained the underperformance of the composite as compared to its benchmark was due to the composite’s low volatility and more conservative approach, which is designed to outperform the benchmark over the long term.   The Board further noted that the composite performed as intended (and as Pinnacle is intended) and concluded that this strategy has the potential to deliver positive returns for the shareholders over the long-term.

Fees & Expenses.  The Board noted PFA proposed a management fee of 1.00%, which is 0.01% less than the average of its peer group, and well within the range of fees charged by peer group funds (0.77 – 1.18%).  The Board further noted that the advisory fee is higher than the Morningstar category average but well within Morningstar’s range of fees (0.15% – 1.45%). The

PINNACLE TACTICAL ALLOCATION FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2013

Board then reviewed Pinnacle’s proposed expense ratio and noted that it was well within both its peer group and Morningstar category averages.

Economies of Scale.  The Board discussed the anticipated size of Pinnacle, and its prospects for growth.  The Trustees concluded that based on the anticipated size of Pinnacle, meaningful economies justifying breakpoints will not likely be realized during the initial term of the agreement.  However, a representative of PFA agreed with the Board that as Pinnacle grows and PFA achieves economies of scale, it would be willing to evaluate the implementation of breakpoints. The Board agreed to monitor and address the issue at the appropriate time and would expect PFA to work with the Board.

Profitability.  The Board considered the anticipated profits to be realized by PFA in connection with the operation of Pinnacle and whether the amount of profit is a fair entrepreneurial profit for the management of Pinnacle.  The Trustees noted that PFA anticipates earning a modest profit in connection with its relationship with Pinnacle, because of the anticipated asset levels during the initial term of the agreement, and the Board was satisfied that PFA’s anticipated level of profitability from its relationship with Pinnacle is reasonable.

Conclusion.  The Board having requested and received such information from PFA as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure was reasonable and that approval of the Agreement was in the best interests of the Trust and the future shareholders of Pinnacle.

*Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Rev. April 2012

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

Page 2

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended September 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER

Pinnacle Family Advisors, LLC

4200 S. Quail Creek Ave., Suite A

Springfield, MO 65810

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/9/13

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

12/9/13